Income Taxes - Income tax (benefit)/expense on income/(loss)by jurisdiction (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Total current			$ 18,541	$ 20,616	$ 14,445
Total deferred			(8,340)	(14,967)	(35,738)
Income Tax Expense (Benefit), Total	$ 14,753	$ 240	10,201	5,649	(21,293)
U.K.
Income Taxes
U.K., Current			677	1,014	(142)
U.K., Deferred			0	85	(427)
U.S.
Income Taxes
U.S. Federal, Current			6,917	6,395	5,202
U.S. State, Current			988	2,146	833
U.S. Federal, Deferred			(824)	(5,465)	(10,648)
U.S. State, Deferred			(223)	(227)	(142)
Other
Income Taxes
Other, Current			9,959	11,061	8,552
Other, Deferred			$ (7,293)	$ (9,360)	$ (24,521)